Trade and other receivables - Other receivables (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables.
Refundable deposits of license requirements	€ 400,000	€ 400,000	€ 400,045
Sundry receivables	428,349	93,880	202,936
Other receivables	828,349	493,880	€ 602,981
Impairment gain (loss) on other receivables	€ 492,809	€ 77,970